Business and Organization (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Sep. 30, 2019	Jan. 31, 2018	Aug. 25, 2017
Business Acquisition [Line Items]
Assets under management	$ 43,000.0	$ 43,000.0	$ 43,000.0
Restructuring costs	$ 0.6	19.3
Parent | Colony Capital Operating Company, LLC
Business Acquisition [Line Items]
General partner ownership percent	93.90%		93.90%
Certain Employees | Colony Capital Operating Company, LLC
Business Acquisition [Line Items]
Senior management ownership percent	6.10%		6.10%
Combination Agreement
Business Acquisition [Line Items]
Ownership percentage	36.40%
Combination Agreement | Minimum
Business Acquisition [Line Items]
Ownership percentage					38.00%	38.00%
Combination Agreement | Maximum
Business Acquisition [Line Items]
Ownership percentage					100.00%	100.00%
Employee Severance
Business Acquisition [Line Items]
Restructuring costs		14.5
Accelerated Equity-Based Compensation
Business Acquisition [Line Items]
Restructuring costs		$ 4.7
Industrial
Business Acquisition [Line Items]
Disposal Group, Including Discontinued Operation, Consideration				$ 5,700.0